STATEMENTS OF CHANGES STOCKHOLDERS' DEFICIT (Parenthetical)	Sep. 02, 2021 shares	Jul. 01, 2021
Sponsor
Stock split	1,437,500
Common Class B [Member]
Stock split		3
Numbers of shares surrendered for no consideration	1,437,500
Common shares, shares issued	7,187,500
Common shares, shares outstanding	7,187,500
Common Class B [Member] | Sponsor
Numbers of shares surrendered for no consideration	1,437,500